FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Details 4) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
As of January 1, 2017	$ 37,030,025
Total realized and unrealized profits (losses)
As of December 31, 2017	35,823,605	$ 37,030,025
Reconciliation of Changes in Fair Value Measurement, Liabilities [Roll Forward]
As of January 1, 2017	34,091,826
Total realized and unrealized profits (losses)
As of December 31, 2017	32,675,685	34,091,826
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
As of January 1, 2017	79,181	39,913
Total realized and unrealized profits (losses)
Included in statement of income	(17,035)	39,376
Included in other comprehensive income	(12)	(108)
Purchases, issuances, and loans (net)
As of December 31, 2017	62,134	79,181
Total profits or losses included in comprehensive income for 2017 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2016	(17,047)	39,268
Reconciliation of Changes in Fair Value Measurement, Liabilities [Roll Forward]
As of January 1, 2017	43
Total realized and unrealized profits (losses)
Included in statement of income	(36)	43
Included in other comprehensive income
Purchases, issuances, and loans (net)
As of December 31, 2017	7	43
Total profits or losses included in comprehensive income for 2017 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2016	$ (36)	$ 43